Expenses and costs by nature	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Expenses and costs by nature

20	Expenses and costs by nature

	2023	2022	2021

Cost of services	(1,109,813)	(859,552)	(652,300)
Selling, general and administrative expenses	(1,014,684)	(798,153)	(622,615)
	(2,124,497)	(1,657,705)	(1,274,915)

Payroll	(1,085,144)	(880,664)	(677,564)
Hospital and medical agreements	(86,151)	(66,065)	(37,449)
Depreciation and amortization	(289,511)	(206,220)	(154,220)
Lease expenses	(10,871)	(12,153)	(11,229)
Utilities	(20,403)	(17,682)	(10,643)
Maintenance	(105,919)	(76,475)	(47,141)
Share-based compensation	(31,535)	(31,274)	(43,377)
Tax expenses	(14,447)	(10,518)	(7,997)
Pedagogical services	(64,081)	(48,084)	(47,881)
Sales and marketing	(74,140)	(48,217)	(39,506)
Allowance for expected credit losses	(74,552)	(42,708)	(47,819)
Travel expenses	(16,098)	(14,003)	(7,542)
Consulting fees	(62,630)	(35,326)	(38,818)
Other	(189,015)	(168,316)	(103,729)
	(2,124,497)	(1,657,705)	(1,274,915)